Fair Value Measurements (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)
Fair Value Measurements
Equity derivatives, number of common shares held (in shares) | shares	311,081
Derivative, common shares weighted average price (in dollars per share) | $ / shares	$ 35.67
Minimum | Revenue growth rate
Fair Value Measurements
Estimated fair value consideration percentage	0.10
Minimum | Discount rate
Fair Value Measurements
Estimated fair value consideration percentage	0.10
Maximum | Revenue growth rate
Fair Value Measurements
Estimated fair value consideration percentage	0.13
Maximum | Discount rate
Fair Value Measurements
Estimated fair value consideration percentage	0.13
General and administrative expenses
Fair Value Measurements
Expense (recovery) | $	$ (4.6)	$ (1.3)	$ (2.9)